As filed with the Securities and Exchange Commission on December 5, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Michael P. Byrum, President
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                                   888-59RYDEX

                     Date of fiscal year end: MARCH 31, 2003

                  Date of reporting period: SEPTEMBER 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------


                       RYDEX Capital Partners SPHinX Fund
--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2003




                                                               RYDEX INVESTMENTS
RCPSFSA - 3 - 11/03                            ESSENTIAL FOR MODERN MARKETS (TM)

THIS  REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
GENERAL  INFORMATION  OF  OUR  SHAREHOLDERS.   THE  REPORT  IS  NOT INTENDED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY RYDEX DISTRIBUTORS, INC.

                                                          SEMI-ANNUAL REPORT   1

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT .....................................................2

SCHEDULE OF INVESTMENTS .......................................................4

STATEMENT OF ASSETS AND LIABILITIES ...........................................5

STATEMENT OF OPERATIONS .......................................................6

STATEMENT OF CHANGES IN NET ASSETS ............................................7

FINANCIAL HIGHLIGHTS ..........................................................8

NOTES TO FINANCIAL STATEMENTS .................................................9

2


--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are excited to formally welcome new investors to the innovative Rydex Capital Partners SPhinX Fund. As is consistent with other Rydex products, this fund was inspired by listening to clients-in this case, to those who were looking for an investment product that strives for absolute returns in good and bad markets. While hedge funds have been available for decades, they have not been structured so that investors could easily understand or efficiently access them.

Rydex Capital Partners SphinX Fund is a registered fund of individual hedge funds designed to track the S&P Hedge Fund Index. Unlike any other fund of hedge funds available today, your investment provides valuation transparency, manager and strategy diversification, and institutional due diligence and risk monitoring under the same regulatory oversight of the Securities and Exchange Commission (SEC) and Internal Revenue Service (IRS).

As you may know, the primary investment objective of any absolute return product is capital growth in all market environments. A secondary objective is attractive risk-adjusted returns. If successful, the combination of these twin objectives should benefit a portfolio in ways traditional investments cannot. Since inception, the Fund has had three consecutive positive months and returned a cumulative 0.83% for the quarter. The primary drivers of performance have been directional/tactical and event driven styles, with specific strength coming from the Distressed and Equity Long/Short strategies. The strength in those strategies has been compromised by the modestly negative performances in Fixed-Income Arbitrage and Managed Futures. In fact, this performance supports the general thesis of strategy diversification.

For the month of October, only two of the nine strategies posted slightly negative returns.

To help educate you about this investment and absolute investments in general, a monthly newsletter is now available online to investors at WWW.RYDEXFUNDSFP.COM. A quarterly commentary piece is also being developed. And to ensure that you have complete and current information on your account, you will soon see more detailed confirmation and account statements.

Thank you for your investment in Rydex Capital Partners SphinX Fund.


Sincerely,
/S/ Michael P. Byrum, CFA
President, Rydex Capital Partners

                                                            SEMI-ANNUAL REPORT 3


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

4

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           September 30, 2003
--------------------------------------------------------------------------------


                                   Market Value                                            Market Value
                           Shares    (Note 1)                                      Shares    (Note 1)
-------------------------------------------------------------------------------------------------------

PORTFOLIO FUNDS 99.7%                                     SPHINX MACRO 11.3%
  SPHINX CONVERTIBLE ARBITRAGE 10.7%                      Big Sky Global Vision
  Clinton Portfolio .......   383   $ 409,044               Portfolio .............   505   $ 618,096
  Deephaven Convertible                                   Epoch Overseas
    Trading Portfolio .....   382     408,935               Portfolio .............   541     531,525
  Forest Global Convertible                               Millennium Global
    Series A Class 5                                        Currency Portfolio ....   506     513,551
    Portfolio .............   379     420,488             Vega Global Portfolio ...   488     558,176
  SSI Hedged Convertible
    Market-Neutral                                        SPHINX MANAGED FUTURES 10.6%
    Portfolio .............   372     438,119             SPhinX Managed Futures
    TQA Vantage Portfolio .   385     439,654               Fund Ltd .............. 1,921   2,087,938

SPHINX DISTRESSED 12.7%                                   SPHINX MERGER ARBITRAGE 10.5%
  Contrarian Capital Senior                               Aetos Portfolio .........   675     679,701
    Secured Offshore                                      Kellner DiLeo Portfolio .   675     686,301
    Portfolio .............   477     585,110             The Merger Fund .........   668     703,456
  MW Post Opportunity
    Portfolio .............   456     701,474             SPHINX SPECIAL SITUATIONS 11.6%
  RCG Carpathia Portfolio .   514     579,776             Mariner Portfolio .......   376     447,734
  Varde Portfolio .........   493     637,221             Metropolitan Capital
                                                            Advisors International
SPHINX EQUITY MARKET NEUTRAL 10.5%                          Portfolio .............   409     451,591
  First Quadrant Portfolio.   420     413,408             Para International
  GLC Portfolio ...........   419     421,360               Portfolio .............   400     461,508
  Salus Capital Portfolio .   410     400,513             Canyon Portfolio ........   366     487,383
  Thales International                                    Halcyon Event-Driven
    Portfolio .............   420     409,906               Strats Portfolio ......   405     448,111
  Zeus Equity Arbitrage                                                                    ----------
    Portfolio .............   411     419,272
                                                          TOTAL INVESTMENTS IN
SPHINX FIXED INCOME ARBITRAGE 9.9%                        PORTFOLIO FUNDS                  19,668,129
  Clinton Portfolio .......   404     395,893                                              ----------
  DCM Portfolio ...........   394     408,464             (Cost $19,511,509)
  Ellington Mortgage
    Portfolio .............   393     402,034             SHORT-TERM
  MKP Offshore Portfolio ..   364     393,951             INVESTMENTS  0.3%
  Priton Capital Offshore                                 Daily Assets
    Trust Portfolio .......   405     352,098               Cash Fund .............55,236      55,236
                                                                                           ----------
SPHINX LONG/SHORT EQUITY 11.9%                            TOTAL SHORT-TERM INVESTMENTS         55,236
  Bricoleur Portfolio .....   408     454,778                                              ----------
  Cumberland Portfolio ....   395     512,316             (Cost $55,236)
  L.G.O. Portfolio ........   390     428,772
  Omega Overseas Partners                                 TOTAL INVESTMENTS 100%
    Class A Portfolio .....   379     481,252             (Cost $19,566,745)             $ 19,723,365
  Sparx Long-Short                                                                         ==========
    Portfolio .............   420     479,220


See Notes to Financial Statements.

                                                          SEMI-ANNUAL REPORT   5

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)               September 30, 2003
--------------------------------------------------------------------------------




ASSETS
      Investments at value (Cost $19,566,745) (Note 1) ...................         $ 19,723,365
      Cash ...............................................................                   30
      Receivable for Interest and Dividends ..............................                    7
      Deferred Offering Costs (Note 1) ...................................              196,500
      Prepaid Expenses ...................................................                2,695
                                                                                 --------------
        TOTAL ASSETS......................................................           19,922,597
                                                                                 --------------

LIABILITIES
      Investment Advisory Fee Payable (Note 2) ...........................               11,684
      Administration Fee Payable (Note 2) ................................                4,870
      Payable for Offering Costs (Note 1) ................................              196,500
      Other Liabilities ..................................................                8,854
                                                                                 --------------
        TOTAL LIABILITIES ................................................              221,908
                                                                                 --------------

      NET ASSETS                                                                   $ 19,700,689
                                                                                 ==============

COMPONENTS OF NET ASSETS
      Paid-in Capital ....................................................         $ 19,591,257
      Distributable Earnings
        Accumulated Net Investment Loss ..................................             (47,188)
        Net Unrealized Appreciation on Investments in Portfolio Funds ....              156,620
                                                                                 --------------
        Total Distributable Earnings .....................................              109,432
                                                                                 --------------

NET ASSETS ...............................................................         $ 19,700,689
                                                                                 ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
     Based on net assets of $19,700,689 and 195,383 shares outstanding ...         $     100.83
                                                                                 --------------


See Notes to Financial Statements.

6
RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF
OPERATIONS (UNAUDITED)                                       September 30, 2003*
--------------------------------------------------------------------------------




INVESTMENT INCOME
     Dividend Income (Note 1) .................................................     $              37
     Interest Income (Note 1) .................................................                   252
                                                                                    -----------------
        Total Income ..........................................................                   289
                                                                                    -----------------

EXPENSES
     Investment Advisory Fees (Note 2) ........................................                42,607
     Administration Fees (Note 2) .............................................                 4,869
     Transfer Agent Fees ......................................................                 5,780
     Custody Fees .............................................................                   129
     Registration Fees ........................................................                13,381
     Professional Fees ........................................................                 6,481
     Trustees' Fees ...........................................................                 1,088
     Organizational Costs (Note 1) ............................................                36,500
     Offering Costs (Note 1) ..................................................                65,500
     Miscellaneous ............................................................                 4,065
                                                                                    -----------------

        Total Expenses ........................................................               180,400
                                                                                    -----------------
           Fees Waived by Advisor .............................................              (42,607)
           Fees Reimbursed by Advisor .........................................              (90,316)
                                                                                    -----------------
        Net Expenses ..........................................................                47,477
                                                                                    -----------------

     Net Investment Loss ......................................................              (47,188)
                                                                                    -----------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS (NOTE 1)
        Net Change in Unrealized Appreciation on Investments in Portfolio Funds               156,620
                                                                                    -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................................     $         109,432
                                                                                    =================

* The Fund commenced operations on June 30, 2003.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7
RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF CHANGES
IN NET ASSETS (UNAUDITED)                                    September 30, 2003*
--------------------------------------------------------------------------------




FROM OPERATIONS
    Net Investment Loss .......................................................     $        (47,188)
    Net Change in Unrealized Appreciation of Investments in Porfolio Funds ....               156,620
                                                                                    -----------------
    Increase in Net Assets from Operations ....................................               109,432
                                                                                    -----------------

NET INCREASE FROM CAPITAL SHARE TRANSACTIONS (NOTE5) ..........................            19,591,257
                                                                                    -----------------

    Net Increase in Net Assets ................................................            19,700,689
    NET ASSETS - BEGINNING OF PERIOD ..........................................                     -
                                                                                    -----------------
    NET ASSETS - END OF PERIOD.................................................     $      19,700,689
                                                                                    =================


* The Fund commenced operations on June 30, 2003.

See Notes to Financial Statements.

8

RYDEX CAPITAL PARTNERS SPHINX FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------



                                                                              PERIOD ENDED
                                                                              SEPTEMBER 30,
                                                                                  2003*
                                                                              -------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE - BEGINNING OF PERIOD .........................................     $ 100.00
                                                                                    --------
Net Investment Loss ...........................................................       (0.24)
Net Realized and Unrealized Gains on Investsments in Portfolio Funds ..........         1.07
                                                                                    --------
Net Increase in Net Asset Value Resulting from Operations .....................         0.83
                                                                                    --------

NET ASSET VALUE - END OF PERIOD ...............................................     $ 100.83
                                                                                    ========

TOTAL INVESTMENT RETURN .......................................................        0.83%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses ................................................................        7.41% **
Net Expenses ..................................................................        1.95% **
Net Investment Income .........................................................      (1.94%) **

SUPPLEMENTARY DATA:
Portfolio Turnover Rate .......................................................        0.00%
Net Assets, End of Period (000's omitted) .....................................     $ 19,701


* The Fund commenced operations on June 30, 2003.
** Annualized.


See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 9


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Rydex Capital Partners SPhinX Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers selected by Standard & Poor's for inclusion in the Index ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index). The Fund commenced operations on June 30, 2003.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Fund.

A. The Fund calculates a net asset value per share ("NAV") monthly as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each of the last two business days of the month. The Fund may determine to calculate its NAV more frequently than monthly.

B. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the "Board"). The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of these investments ordinarily will be the value determined as of the end of the day of such valuation by the Portfolio Funds or their agents in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values will be deemed to reasonably reflect market values of securities for which market quotations are available, or the fair value of such securities as of the Fund's valuation date.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

10

--------------------------------------------------------------------------------

D. Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States.

E. Organization expenses of $36,500 relating to the organization of the Fund were expensed by the Fund as incurred. Estimated deferred offering costs of $262,000 consist of certain legal fees, registration fees and of mailing and printing fees related to preparing the initial registration statement, these costs will be amortized over a 12 month period beginning with the commencement of operations of the Fund.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Fund pays Rydex Capital Partners I, LLC ("Rydex"), an affiliated entity, a management fee computed and paid monthly in advance at an annual rate of 1.75% of the Fund's net assets, determined as of the beginning of each month. Certain officers and trustees of the Fund are also officers and directors of Rydex.

Under the terms of an administration agreement, the Fund pays Rydex an administration fee computed and paid monthly in advance at an annual rate of 0.20% of the Fund's net assets, determined as of the beginning of each month.

Under the terms of a distribution agreement, Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. The Distributor receives no compensation from the Fund for this service.

Rydex has contractually agreed to waive its fees and to absorb expenses of the Fund (including expenses associated with the organization and the initial offering of the Fund) to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund. This arrangement may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

Forum Shareholder Services, LLC serves as the Fund's transfer agent. Forum Trust, LLC serves as the custodian of the Fund's assets and may maintain custody of the Fund's assets with domestic and non-U.S. subcustodians.

                                                           SEMI-ANNUAL REPORT 11


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3.  FEDERAL INCOME TAX INFORMATION

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS IN PORTFOLIO FUNDS

At September 30, 2003, the cost of Portfolio Funds for federal income tax purposes, the aggregate gross unrealized gain for all Portfolio Funds for which there was an excess of value over tax cost and the aggregated gross unrealized loss for all Portfolio Funds for which there was an excess cost over value was as follows:

  TAX COST    TAX UNREALIZED GAIN   TAX UNREALIZED (LOSS)   NET UNREALIZED GAIN
  --------    -------------------   ---------------------   -------------------
$19,566,745        $242,662               ($86,042)               $156,620

4.  SECURITIES TRANSACTIONS

During the period ended September 30, 2003, the cost of purchases by the Fund of interests in Portfolio Funds was $19,511,509. The Fund did not sell any interests in Portfolio Funds during the period.

5.  SHARE TRANSACTIONS

The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01. Capital share transactions for the period ended September 30, 2003 were as follows:
                         SHARES           AMOUNT
                         ------           ------
Sale of Shares          195,383        $19,591,257

6. RISK FACTORS

Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

12


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

7. REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder has the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding shares. A repurchase fee of 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purpose of repurchase is less than one year following the dates of the investor's purchase of the shares. The repurchase fee is payable to the Fund and, if applicable, deducted before the payment of the proceeds of the repurchase to the shareholder.

8. INDEPENDENT AUDITORS

Effective November 11, 2003, the Fund retained PricewaterhouseCoopers LLP to serve as the Fund's independent auditors.

9. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, but calling 888-59RYDEX. This information is also available from the EDGAR database on the SEC's site http//www.sec.gov.

                                                           SEMI-ANNUAL REPORT 13



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
                                                               RYDEX INVESTMENTS
                                               ESSENTIAL FOR MODERN MARKETS (TM)

                                                             9601 BLACKWELL ROAD
                                                                       SUITE 500
                                                             ROCKVILLE, MD 20850
                                                                     888.59RYDEX
                                                              WWW.RYDEXFUNDS.COM

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

     (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT        RYDEX CAPITAL PARTNERS SPHINX FUND

BY       /S/ CARL VERBONCOEUR, TREASURER

DATE     DECEMBER 3, 2003


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY       /S/ MICHAEL P. BYRUM, PRESIDENT


DATE     DECEMBER 3, 2003


BY       /S/ CARL VERBONCOEUR, TREASURER


DATE      DECEMBER 3, 2003